Financial Risk Management - Summary of Net Debt Position (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net debt [line items]
Cash and cash equivalents	£ 568	£ 645
Marketable securities		8
Derivative financial instruments	9
Financial liabilities	(1,112)	(1,661)
Finance lease liabilities	(5)	(8)
Net debt	(143)	(432)
Bank loans and overdrafts [member]
Disclosure of net debt [line items]
Financial liabilities	(43)	(15)
Bonds [member]
Disclosure of net debt [line items]
Financial liabilities	£ (672)	£ (1,062)